Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues
Gross Sales	CAD 17,314	CAD 11,015	[1]	CAD 11,559	[1]
Less: Royalties	271	9	[1]	30	[1]
Revenue	17,043	11,006	[1]	11,529	[1]
Expenses
Purchased Product	8,033	6,978	[1]	7,374	[1]
Transportation and Blending	3,748	1,715	[1]	1,814	[1]
Operating	1,949	1,239	[1]	1,281	[1]
Production and Mineral Taxes	1			1	[1]
(Gain) Loss on Risk Management	896	401	[1]	(252)	[1]
Depreciation, Depletion and Amortization	1,838	931	[1]	993	[1]
Exploration Expense	888	2	[1]	67	[1]
Segment Income (Loss)	(310)	(260)		251
General and Administrative	308	326	[1]	335	[1]
Finance Costs	645	390	[1]	381	[1]
Interest Income	(62)	(52)	[1]	(28)	[1]
Foreign Exchange (Gain) Loss, Net	(812)	(198)	[1]	1,036	[1]
Revaluation (Gain)	(2,555)
Transaction Costs	56
Re-measurement of Contingent Payment	(138)
Research Costs	36	36	[1]	27	[1]
(Gain) Loss on Divestiture of Assets	1	6	[1]	(2,392)	[1]
Other (Income) Loss, Net	(5)	34	[1]	2	[1]
Total Non-operating (Income) Expense	(2,526)	542		(639)
Earnings (Loss) From Continuing Operations Before Income Tax	2,216	(802)	[1]	890	[1]
Income Tax Expense (Recovery)	(52)	(343)	[1]	(24)	[1]
Net Earnings (Loss) From Continuing Operations	2,268	(459)	[1]	914	[1]
Oil Sands [Member]
Revenues
Gross Sales	7,362	2,929		3,030
Less: Royalties	230	9		29
Revenue	7,132	2,920		3,001
Expenses
Transportation and Blending	3,704	1,721		1,815
Operating	934	501		531
(Gain) Loss on Risk Management	307	(179)		(404)
Operating Margin	2,187	877		1,059
Depreciation, Depletion and Amortization	1,230	655		697
Exploration Expense	888	2		67
Segment Income (Loss)	69	220		295
Deep Basin [Member]
Revenues
Gross Sales	555
Less: Royalties	41
Revenue	514
Expenses
Transportation and Blending	56
Operating	250
Production and Mineral Taxes	1
Operating Margin	207
Depreciation, Depletion and Amortization	331
Segment Income (Loss)	(124)
Refining and Marketing [Member]
Revenues
Gross Sales	9,852	8,439		8,805
Revenue	9,852	8,439		8,805
Expenses
Purchased Product	8,476	7,325		7,709
Operating	772	742		754
(Gain) Loss on Risk Management	6	26		(43)
Operating Margin	598	346		385
Depreciation, Depletion and Amortization	215	211		191
Segment Income (Loss)	383	135		194
Corporate and Eliminations [Member]
Revenues
Gross Sales	(455)	(353)		(276)
Less: Royalties				1
Revenue	(455)	(353)		(277)
Expenses
Purchased Product	(443)	(347)		(335)
Transportation and Blending	(12)	(6)		(1)
Operating	(7)	(4)		(4)
Production and Mineral Taxes				1
(Gain) Loss on Risk Management	583	554		195
Depreciation, Depletion and Amortization	62	65		105
Segment Income (Loss)	(638)	(615)		(238)
General and Administrative	308	326		335
Finance Costs	645	390		381
Interest Income	(62)	(52)		(28)
Foreign Exchange (Gain) Loss, Net	(812)	(198)		1,036
Revaluation (Gain)	(2,555)
Transaction Costs	56
Re-measurement of Contingent Payment	(138)
Research Costs	36	36		27
(Gain) Loss on Divestiture of Assets	1	6		(2,392)
Other (Income) Loss, Net	(5)	34		2
Total Non-operating (Income) Expense	CAD (2,526)	CAD 542		CAD (639)

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.